Long-Term Investments - Schedule of Extent the Investee Relies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Braingenesis Biotechnology Co., Ltd. [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	No specific business relationship	No specific business relationship
Genepharm Biotech Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	No specific business relationship	No specific business relationship
BioHopeKing Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)
BioLite Japan K.K. [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	The Company’s joint venture noncontrolling subsidiary perform research and development activities and explore business opportunities in Japan	The Company’s joint venture noncontrolling subsidiary perform research and development activities and explore business opportunities in Japan
ForSeeCon Eye Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	Collaborating with the Company to develop and commercialize ophthalmic medical devices (referring to Note 4, Collaborative Agreements)	Collaborating with the Company to develop and commercialize ophthalmic medical devices (referring to Note 4, Collaborative Agreements)
BioFirst Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	Loaned from the investee and provides research and development support service	Loaned from the investee and provides research and development support service
OncoX BioPharma, Inc. [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	Collaborating with the Company to develop and commercialize single-herb botanical drug for treatment of certain diseases (referring to Note 4, Collaborative Agreements)	Collaborating with the Company to develop and commercialize single-herb botanical drug for treatment of certain diseases (referring to Note 4, Collaborative Agreements)
Rgene Corporation [Member]
Schedule of Extent the Investee Relies [Line Items]
The extent the investee relies on the Company for its business, description	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)